Document And Entity Information	Feb. 17, 2022
Document Information Line Items
Entity Registrant Name	U.S. GLOBAL INVESTORS, INC.
Trading Symbol	GROW
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000754811
Document Period End Date	Feb. 17, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	TX
Entity File Number	0-13928
Entity Tax Identification Number	74-1598370
Entity Address, Address Line One	7900 Callaghan Road
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78229
City Area Code	(210)
Local Phone Number	308-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.25 par value per share
Security Exchange Name	NASDAQ